Property, Plant and Equipment - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Interest capitalized	$ 1.2
Depreciation and amortization	85.6	$ 89.5	$ 85.4
Amortization expense related to computer software costs	11.7	10.8	9.2
Unamortized balance of computer software to be sold, leased or marketed	97.9	69.2
Repairs and maintenance expense	$ 19.3	$ 16.8	$ 16.2